MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE       TWO WORLD TRADE CENTER,
FUND                                              NEW YORK, NEW YORK 10048
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 1999

DEAR SHAREHOLDER:

During the twelve-month period ended May 31, 1999, there were as many cyclical shifts and volatile rotations as have occurred in some ten-year economic cycles. This period witnessed new levels of asset price fluctuation and required investment managers to engage in nimble trading strategies to avoid falling victim to emotional, knee-jerk investor reactions.

MARKET OVERVIEW

The period under review began with a sharp correction in global equity markets resulting from a number of currency devaluations in emerging Asian economies. In 1997 and the beginning of 1998, that region's economic boom led to extreme valuation levels in local markets that dangerously stretched balance sheets for individuals, corporations and governments alike. In the summer of 1998 the boom turned to bust and stock market crashes in Malaysia, Singapore, Thailand and Indonesia resulted from the delinking -- and subsequent devaluations -- of those countries' currencies. From July to September, global equity markets suffered a severe correction as fears of a deflationary spiral took hold across the globe.

Fortunately, corporate profits in the United States and Europe continued to benefit from increased productivity and began to stage a comeback by the fall of 1998. Most global markets began to recover in earnest when the U.S. Federal Reserve Board lowered interest rates in a dramatic and rapid fashion in the fourth quarter of 1998 to try to mitigate the impact of global economic uncertainty.

As other central banks around the globe accelerated their pace of easing monetary policies, concerns began to shift again, this time from price deflation to rapid global growth and potential price inflation. From the end of February to the end of May 1999, equity markets marked time, masking a powerful rotation from growth stocks to long-out-of-favor industrials, basic materials and energy companies -- precisely the types of companies that would benefit most from global economic growth.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 1999, CONTINUED

PERFORMANCE

For the fiscal year ended May 31, 1999, Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio's Class A, B, C and D shares returned 5.01 percent, 4.27 percent, 4.44 percent and 5.26 percent, respectively. Performance of the Portfolio's four share classes varies because of differing expenses. During the same period, the Lipper Global Funds Index returned 4.58 percent, while the Morgan Stanley Capital International World Index (MSCI World Index) returned 13.54 percent. The accompanying chart compares the Portfolio's performance with that of the MSCI World and Lipper indexes.

The Portfolio's performance during the period was consistent with that of other funds in its Lipper peer group. The Portfolio and its peer group significantly underperformed the MSCI World Index during the period. This underperformance can be attributed to regional allocation. The two best-performing regions in the MSCI World Index, North America and the Pacific, represented a much larger portion of the index than their comparable representations in the Portfolio. As the North American and Pacific markets climbed in price and valuation, other markets around the globe became more attractive, and the Portfolio's assets were allocated to those regions (primarily the United Kingdom and the 11 European countries denominated in euros) that we believe offer greater long-term value.

PORTFOLIO

The Portfolio continues to invest in stocks selected by the Morgan Stanley Dean Witter Equity Research Department on the basis of their ability to demonstrate a long-term, sustainable competitive edge over their rivals. The portfolio manager then determines the weighting of each position and, consequently, the Portfolio's country exposure.

As of May 31, 1999, the portfolio manager had invested 98.7 percent of the Portfolio's net assets in 40 equity positions throughout the world, with the remainder held in U.S. commercial paper. Equity holdings in companies based in the United States represented approximately 58 percent of the Portfolio's total assets, with the remainder diversified throughout 10 other countries. In descending order, beginning with the largest exposure, these countries were France, Japan, the United Kingdom, Hong Kong, Switzerland, Sweden, Finland, the Netherlands, Australia and Germany.

The Portfolio's larger positions at the end of May included Clear Channel Communications (broadcasting) and Cisco Systems (computer communications) in the United States; Groupe Danone

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS MAY 31, 1999, CONTINUED

(packaged foods) and TOTAL (oil refining/marketing) in France; Sony Corporation (consumer electronics/appliances) and Fujitsu Inc. (computer hardware) in Japan and Invensys PLC (industrial machinery/components) and Diageo PLC (alcoholic beverages) in the United Kingdom.

LOOKING AHEAD

While the period under review certainly underscored the futility of attempting to predict short-term market fluctuations, we have every confidence that the Fund's holdings provide an outstanding array of globally diversified opportunities for long-term equity investors. The next several months may hold some uncertainty tied first to a recovering global economy and potentially higher interest rates and, second, to the unknown impact of the Year 2000 (Y2K) computer changeover. While these and other events may create near-term volatility, we believe that staying the course with global leaders is a prudent strategy for the long term.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio and look forward to continuing to serve your investment objectives.

Very truly yours,

        [SIGNATURE]                     [SIGNATURE]
CHARLES A. FIUMEFREDDO                  MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                   PRESIDENT

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE
FUND
"BEST IDEAS" PORTFOLIO
FUND PERFORMANCE MAY 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Growth of $10,000 ($ in
          Thousands)

                                  Class A    Class B    Class C    Class D  MSCI IX (4)   LIPPER (5)
February 25, 1998                  $9,475    $10,000    $10,000    $10,000      $10,000      $10,000
May 31, 1998                       $9,826    $10,350    $10,350    $10,380      $10,397      $10,565
May 31, 1999                    10318 (3)  10392 (3)  10810 (3)  10926 (3)      $11,804      $11,049

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS A SHARES*                                     CLASS B SHARES**
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 5/31/99                                 PERIOD ENDED 5/31/99
-------------------------                            -------------------------
1 Year                      5.01%(1)   (0.51)%(2)    1 Year                          4.27%(1)  (0.73)%(2)
Since Inception (2/25/98)   7.00%(1)    2.51%(2)     Since Inception (2/25/98)       6.24%(1)  3.10 %(2)

                CLASS C SHARES+                                      CLASS D SHARES++
-----------------------------------------------      -------------------------------------------------
PERIOD ENDED 5/31/99                                 PERIOD ENDED 5/31/99
-------------------------                            -------------------------
1 Year                      4.44%(1)    3.44%(2)     1 Year                      5.26%(1)
Since Inception (2/25/98)   6.38%(1)    6.38%(2)     Since Inception (2/25/98)   7.29%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on May 31, 1999.
 (4) The Morgan Stanley Capital International World Index (MSCI) measures the performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.
 (5) The Lipper Global Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds in the index.
*  The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The
   CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS MAY 31, 1999

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (98.7%)
             AUSTRALIA (2.6%)
             MEDIA CONGLOMERATES
  6,220,200  News Corporation Ltd. (Pref.)......................................................  $   47,425,002
                                                                                                  --------------

             FINLAND (2.9%)
             PAPER
  1,852,500  UPM-Kymmene Oyj....................................................................      54,283,215
                                                                                                  --------------
             FRANCE (8.0%)
             MULTI-LINE INSURANCE
    336,000  AXA................................................................................      38,717,079
                                                                                                  --------------
             OIL REFINING/MARKETING
    467,000  Total S.A. (B Shares)..............................................................      56,734,055
                                                                                                  --------------
             PACKAGED FOODS
    193,850  Groupe Danone......................................................................      53,366,750
                                                                                                  --------------
             TOTAL FRANCE.......................................................................     148,817,884
                                                                                                  --------------

             GERMANY (2.1%)
             MOTOR VEHICLES
     60,000  Bayerische Motoren Werke (BMW) AG..................................................      38,416,752
                                                                                                  --------------

             JAPAN (7.3%)
             COMPUTER HARDWARE
  2,745,000  Fujitsu Ltd........................................................................      45,580,764
                                                                                                  --------------
             CONSUMER ELECTRONICS/APPLIANCES
    633,630  Sony Corp..........................................................................      59,170,052
                                                                                                  --------------
             SPECIALTY CHEMICALS
  1,008,400  Shin-Etsu Chemical Co., Ltd........................................................      31,085,080
                                                                                                  --------------
             TOTAL JAPAN........................................................................     135,835,896
                                                                                                  --------------
             NETHERLANDS (2.7%)
             ALCOHOLIC BEVERAGES
    911,000  Heineken NV........................................................................      50,634,510
                                                                                                  --------------
             SWEDEN (3.0%)
             LIFE INSURANCE
  3,225,000  Skandia Forsakrings AB.............................................................      55,296,425
                                                                                                  --------------

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

             SWITZERLAND (3.1%)
             BUILDING MATERIALS
     48,300  Holderbank Financiere Glarus AG (B Shares).........................................  $   57,384,887
                                                                                                  --------------

             UNITED KINGDOM (8.6%)
             ALCOHOLIC BEVERAGES
  4,436,000  Diageo PLC.........................................................................      46,633,603
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
  1,900,000  HSBC Holdings PLC..................................................................      61,981,819
                                                                                                  --------------
             INDUSTRIAL MACHINERY/COMPONENTS
 11,340,000  Invensys PLC.......................................................................      51,661,621
                                                                                                  --------------

             TOTAL UNITED KINGDOM...............................................................     160,277,043
                                                                                                  --------------

             UNITED STATES (58.4%)
             AIR FREIGHT/DELIVERY SERVICES
    888,000  FDX Corp.*.........................................................................      48,895,500
                                                                                                  --------------
             BEVERAGES - NON-ALCOHOLIC
  1,300,000  Coca-Cola Enterprises, Inc.........................................................      47,125,000
                                                                                                  --------------
             BROADCASTING
    785,000  Clear Channel Communications, Inc.*................................................      51,859,062
                                                                                                  --------------
             COMPUTER COMMUNICATIONS
    467,000  Cisco Systems, Inc.*...............................................................      50,873,813
                                                                                                  --------------
             COMPUTER HARDWARE
    464,000  EMC Corp.*.........................................................................      46,226,000
                                                                                                  --------------
             COMPUTER SOFTWARE
    490,000  Microsoft Corp.*...................................................................      39,536,875
                                                                                                  --------------
             DISCOUNT CHAINS
    910,000  Wal-Mart Stores, Inc...............................................................      38,788,750
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
    344,000  American Express Co................................................................      41,688,500
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    390,000  Tyco International Ltd.............................................................      34,076,250
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    757,000  Emerson Electric Co................................................................      48,353,375
    384,000  General Electric Co................................................................      39,048,000
                                                                                                  --------------
                                                                                                      87,401,375
                                                                                                  --------------
             INTERNET SERVICES
    330,000  America Online, Inc.*..............................................................      39,393,750
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

 NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MAJOR BANKS
  1,233,300  Bank of New York Co., Inc..........................................................  $   44,090,475
                                                                                                  --------------
             MAJOR CHEMICALS
    700,000  Du Pont (E.I.) de Nemours & Co., Inc. .............................................      45,806,250
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    734,000  American Home Products Corp........................................................      42,296,750
    590,000  Lilly (Eli) & Co...................................................................      42,148,125
                                                                                                  --------------
                                                                                                      84,444,875
                                                                                                  --------------
             MAJOR U.S. TELECOMMUNICATIONS
    480,000  MCI WorldCom, Inc.*................................................................      41,430,000
                                                                                                  --------------
             MEDIA CONGLOMERATES
  1,390,800  Disney (Walt) Co. .................................................................      40,507,050
    602,000  Time Warner Inc. ..................................................................      40,973,625
                                                                                                  --------------
                                                                                                      81,480,675
                                                                                                  --------------
             MEDICAL EQUIPMENT & SUPPLIES
    620,000  Medtronic, Inc.....................................................................      44,020,000
                                                                                                  --------------
             OILFIELD SERVICES/EQUIPMENT
  1,110,000  Halliburton Co.....................................................................      45,926,250
    720,000  Schlumberger Ltd...................................................................      43,335,000
                                                                                                  --------------
                                                                                                      89,261,250
                                                                                                  --------------
             SEMICONDUCTORS
    724,000  Intel Corp. .......................................................................      39,322,250
                                                                                                  --------------
             SERVICES TO THE HEALTH INDUSTRY
  1,050,000  Quintiles Transnational Corp.*.....................................................      42,525,000
                                                                                                  --------------
             TELECOMMUNICATIONS EQUIPMENT
    840,000  Lucent Technologies Inc. ..........................................................      47,775,000
                                                                                                  --------------

             TOTAL UNITED STATES................................................................   1,086,020,650
                                                                                                  --------------

             TOTAL COMMON AND PREFERRED STOCKS
             (IDENTIFIED COST $1,631,847,495)...................................................   1,834,392,264
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (1.8%)
             U.S. GOVERNMENT AGENCY
$    33,900  Federal Home Loan Mortgage Corp. 4.72% due 06/01/99 (AMORTIZED COST $33,900,000)...  $   33,900,000
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,665,747,495) (b)....................................................  100.5%    1,868,292,264

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................................   (0.5)       (9,619,457)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0%  $ 1,858,672,807
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $232,208,923 and the aggregate gross unrealized depreciation is $29,664,154, resulting in net unrealized appreciation of $202,544,769.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS MAY 31, 1999, CONTINUED

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Delivery Services...................................................  $   48,895,500        2.6%
Alcoholic Beverages.............................................................      97,268,113        5.2
Beverages - Non-Alcoholic.......................................................      47,125,000        2.5
Broadcasting....................................................................      51,859,062        2.8
Building Materials..............................................................      57,384,887        3.1
Computer Communications.........................................................      50,873,813        2.7
Computer Hardware...............................................................      91,806,764        4.9
Computer Software...............................................................      39,536,875        2.1
Consumer Electronics/Appliances.................................................      59,170,052        3.2
Discount Chains.................................................................      38,788,750        2.1
Diversified Financial Services..................................................     103,670,319        5.6
Diversified Manufacturing.......................................................      34,076,250        1.8
Electrical Products.............................................................      87,401,375        4.7
Industrial Machinery/Components.................................................      51,661,621        2.8
Internet Services...............................................................      39,393,750        2.1
Life Insurance..................................................................      55,296,425        3.0
Major Banks.....................................................................      44,090,475        2.4
Major Chemicals.................................................................      45,806,250        2.5
Major Pharmaceuticals...........................................................      84,444,875        4.5
Major U.S. Telecommunications...................................................      41,430,000        2.2
Media Conglomerates.............................................................     128,905,677        6.9

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Medical Equipment & Supplies....................................................  $   44,020,000        2.4%
Motor Vehicles..................................................................      38,416,752        2.1
Multi-Line Insurance............................................................      38,717,079        2.1
Oil Refining/Marketing..........................................................      56,734,055        3.1
Oilfield Services/Equipment.....................................................      89,261,250        4.8
Packaged Foods..................................................................      53,366,750        2.9
Paper...........................................................................      54,283,215        2.9
Semiconductors..................................................................      39,322,250        2.1
Services To The Health Industry.................................................      42,525,000        2.3
Specialty Chemicals.............................................................      31,085,080        1.7
Telecommunications Equipment....................................................      47,775,000        2.6
U.S. Government Agency..........................................................      33,900,000        1.8
                                                                                  --------------     -----
                                                                                  $1,868,292,264      100.5%
                                                                                  --------------     -----
                                                                                  --------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $1,786,967,262       96.1%
Preferred Stock.................................................................      47,425,002        2.6
Short-Term Investment...........................................................      33,900,000        1.8
                                                                                  --------------     -----
                                                                                  $1,868,292,264      100.5%
                                                                                  --------------     -----
                                                                                  --------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $1,665,747,495)..........................................................  $1,868,292,264
Cash........................................................................................         128,244
Receivable for:
    Foreign withholding taxes reclaimed.....................................................       2,157,250
    Dividends...............................................................................         945,168
    Shares of beneficial interest sold......................................................         809,112
Deferred organizational expenses............................................................         105,073
Prepaid expenses and other assets...........................................................         153,332
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,872,590,443
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      10,432,884
    Plan of distribution fee................................................................       1,277,724
    Investment management fee...............................................................       1,054,167
    Shares of beneficial interest repurchased...............................................         956,549
Accrued expenses and other payables.........................................................         196,312
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      13,917,636
                                                                                              --------------
     NET ASSETS.............................................................................  $1,858,672,807
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,731,705,495
Net unrealized appreciation.................................................................     202,434,673
Accumulated net investment loss.............................................................         (53,762)
Accumulated net realized loss...............................................................     (75,413,599)
                                                                                              --------------
     NET ASSETS.............................................................................  $1,858,672,807
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $98,784,413
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       9,110,813
     NET ASSET VALUE PER SHARE..............................................................          $10.84
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................          $11.44
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,614,228,992
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     150,068,555
     NET ASSET VALUE PER SHARE..............................................................          $10.76
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................    $142,048,476
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      13,175,973
     NET ASSET VALUE PER SHARE..............................................................          $10.78
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................      $3,610,926
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         332,322
     NET ASSET VALUE PER SHARE..............................................................          $10.87
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1999

NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,359,859 foreign withholding tax).........................................  $ 22,384,835
Interest......................................................................................     3,125,089
                                                                                                ------------

     TOTAL INCOME.............................................................................    25,509,924
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................       269,275
Plan of distribution fee (Class B shares).....................................................    17,044,208
Plan of distribution fee (Class C shares).....................................................     1,351,991
Investment management fee.....................................................................    12,794,605
Transfer agent fees and expenses..............................................................     3,048,971
Custodian fees................................................................................       490,850
Registration fees.............................................................................       300,560
Shareholder reports and notices...............................................................       199,668
Professional fees.............................................................................        78,843
Organizational expenses.......................................................................        32,854
Trustees' fees and expenses...................................................................        11,845
Other.........................................................................................        44,837
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    35,668,507
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................   (10,158,583)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on:
    Investments...............................................................................   (61,968,287)
    Foreign exchange transactions.............................................................       (56,367)
                                                                                                ------------

     NET LOSS.................................................................................   (62,024,654)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   149,051,718
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................       (85,624)
                                                                                                ------------

     NET APPRECIATION.........................................................................   148,966,094
                                                                                                ------------

     NET GAIN.................................................................................    86,941,440
                                                                                                ------------

NET INCREASE..................................................................................  $ 76,782,857
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE PERIOD
                                                                       FOR THE YEAR     FEBRUARY 25, 1998*
                                                                          ENDED              THROUGH
                                                                       MAY 31, 1999        MAY 31, 1998
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)........................................  $  (10,158,583) $            4,398,617
Net realized loss...................................................     (62,024,654)            (13,168,378)
Net change in unrealized appreciation...............................     148,966,094              53,468,579
                                                                      --------------  ----------------------

     NET INCREASE...................................................      76,782,857              44,698,818
                                                                      --------------  ----------------------

DIVIDENDS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME:
Class A shares......................................................        (518,953)           --
Class B shares......................................................      (5,088,869)           --
Class C shares......................................................        (458,864)           --
Class D shares......................................................         (41,260)           --
                                                                      --------------  ----------------------

     TOTAL DIVIDENDS................................................      (6,107,946)           --
                                                                      --------------  ----------------------
Net increase (decrease) from transactions in shares of beneficial
  interest..........................................................    (223,088,882)          1,966,337,960
                                                                      --------------  ----------------------

     NET INCREASE (DECREASE)........................................    (152,413,971)          2,011,036,778

NET ASSETS:
Beginning of period.................................................   2,011,086,778                  50,000
                                                                      --------------  ----------------------

     END OF PERIOD
    (INCLUDING AN ACCUMULATED NET INVESTMENT LOSS OF $53,762 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $5,900,361,
    RESPECTIVELY)...................................................  $1,858,672,807  $        2,011,086,778
                                                                      --------------  ----------------------
                                                                      --------------  ----------------------

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and had no operations other than those relating to organizational matters and the issuance of 1,250 shares of beneficial interest by each class for $12,500 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Portfolio's initial capitalization. The Portfolio commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

gain or loss. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% of the portion of the daily net assets not exceeding $1.5 billion and 0.625% of the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Portfolio's investments, the Investment Manager maintains certain of the Portfolio's books and records and furnishes, at its own

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Portfolio who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Portfolio.

3. PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, including carrying charges, totaled $80,089,580 at May 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.83%, respectively.

The Distributor has informed the Portfolio that for the year ended May 31, 1999, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $31,943, $7,118,234 and $316,659, respectively, and received $285,119 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 1999 aggregated $1,854,905,872 and $1,956,765,220, respectively.

For the year ended May 31, 1999, the Fund incurred brokerage commissions of $2,226,782 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At May 31, 1999, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc. of $10,432,884.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent.

5. FEDERAL INCOME TAX STATUS

At May 31, 1999, the Fund had a net capital loss carryover of approximately $60,680,000 which will be available through May 31, 2007 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net currency losses of approximately $54,000 during fiscal 1999.

As of May 31, 1999, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss, foreign currency losses and nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $10,368,773, accumulated net realized loss was credited $56,367 and accumulated undistributed net investment income was credited $10,312,406.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                            FOR THE PERIOD
                                                 FOR THE YEAR             FEBRUARY 25, 1998*
                                                    ENDED                       THROUGH
                                                 MAY 31, 1999                MAY 31, 1998
                                          --------------------------  ---------------------------
                                            SHARES        AMOUNT        SHARES         AMOUNT
                                          -----------  -------------  -----------  --------------
CLASS A
Sold....................................    1,703,197  $  16,901,264   11,592,880  $  116,824,084
Reinvestment of dividends...............       49,227        485,379      --             --
Redeemed................................   (3,997,606)   (41,066,748)    (238,135)     (2,486,285)
                                          -----------  -------------  -----------  --------------
Net increase (decrease) - Class A.......   (2,245,182)   (23,680,105)  11,354,745     114,337,799
                                          -----------  -------------  -----------  --------------

CLASS B
Sold....................................   36,363,867    364,351,913  167,749,918   1,699,075,476
Reinvestment of dividends...............      485,760      4,770,136      --             --
Redeemed................................  (52,155,178)  (526,365,062)  (2,377,063)    (24,804,561)
                                          -----------  -------------  -----------  --------------
Net increase (decrease) - Class B.......  (15,305,551)  (157,243,013) 165,372,855   1,674,270,915
                                          -----------  -------------  -----------  --------------

CLASS C
Sold....................................    3,595,166     35,695,226   17,653,992     178,479,819
Reinvestment of dividends...............       44,094        432,997      --             --
Redeemed................................   (7,517,956)   (76,432,043)    (600,572)     (6,271,272)
                                          -----------  -------------  -----------  --------------
Net increase (decrease) - Class C.......   (3,878,696)   (40,303,820)  17,053,420     172,208,547
                                          -----------  -------------  -----------  --------------

CLASS D
Sold....................................      368,735      3,798,090      519,814       5,520,699
Reinvestment of dividends...............        2,677         26,448      --             --
Redeemed................................     (560,154)    (5,686,482)     --             --
                                          -----------  -------------  -----------  --------------
Net increase (decrease) - Class D.......     (188,742)    (1,861,944)     519,814       5,520,699
                                          -----------  -------------  -----------  --------------
Net increase (decrease) in Fund.........  (21,618,171) $(223,088,882) 194,300,834  $1,966,337,960
                                          -----------  -------------  -----------  --------------
                                          -----------  -------------  -----------  --------------

---------------------

 *   Commencement of operations.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS MAY 31, 1999, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 1999, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                                                            FOR THE YEAR        FEBRUARY 25, 1998*
                                                               ENDED                 THROUGH
                                                            MAY 31, 1999           MAY 31, 1998
--------------------------------------------------------------------------------------------------

CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................   $   10.35               $    10.00
                                                               ------                   ------

Income (loss) from investment operations:
   Net investment income (loss)..........................       (0.06)                    0.03
   Net realized and unrealized gain......................        0.50                     0.32
                                                               ------                   ------

Total income from investment operations..................        0.44                     0.35
                                                               ------                   ------

Less dividends from net investment income................       (0.03)                --
                                                               ------                   ------

Net asset value, end of period...........................   $   10.76               $    10.35
                                                               ------                   ------
                                                               ------                   ------

TOTAL RETURN+............................................        4.27%                    3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................        1.86%(3)                 1.88%(2)

Net investment income (loss).............................       (0.58)%(3)                0.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................  $1,614,229               $1,711,433

Portfolio turnover rate..................................          97%                      19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                            FOR THE
                                                              YEAR            FOR THE PERIOD
                                                             ENDED          FEBRUARY 25, 1998*
                                                            MAY 31,              THROUGH
                                                              1999             MAY 31, 1998
----------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....................  $   10.37            $    10.00
                                                           ----------               ------
Income from investment operations:
   Net investment income.................................       0.02                  0.05
   Net realized and unrealized gain......................       0.49                  0.32
                                                           ----------               ------
Total income from investment operations..................       0.51                  0.37
                                                           ----------               ------
Less dividends from net investment income................      (0.04)             --
                                                           ----------               ------
Net asset value, end of period...........................  $   10.84            $    10.37
                                                           ----------               ------
                                                           ----------               ------
TOTAL RETURN+............................................       5.01%                 3.70%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................       1.10%(3)              1.13%(2)
Net investment income....................................       0.18%(3)              1.66%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................    $98,784              $117,750
Portfolio turnover rate..................................         97%                   19%(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period......................   $ 10.35                $10.00
                                                            ---------               ------
Income (loss) from investment operations:
   Net investment income (loss)...........................     (0.04)                 0.03
   Net realized and unrealized gain.......................      0.50                  0.32
                                                            ---------               ------
Total income from investment operations...................      0.46                  0.35
                                                            ---------               ------
Less dividends from net investment income.................     (0.03)               --
                                                            ---------               ------
Net asset value, end of period............................   $ 10.78                $10.35
                                                            ---------               ------
                                                            ---------               ------
TOTAL RETURN+.............................................      4.44%                 3.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................      1.69%(3)              1.88%(2)
Net investment income (loss)..............................     (0.41)%(3)             0.91%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................  $142,048              $176,497
Portfolio turnover rate...................................        97%                   19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                            FOR THE        FOR THE PERIOD
                                                             YEAR           FEBRUARY 25,
                                                             ENDED             1998*
                                                            MAY 31,           THROUGH
                                                             1999           MAY 31, 1998
-----------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................   $ 10.38            $10.00
                                                           ---------           ------

Income from investment operations:
   Net investment income.................................      0.03              0.08
   Net realized and unrealized gain......................      0.51              0.30
                                                           ---------           ------

Total income from investment operations..................      0.54              0.38
                                                           ---------           ------

Less dividends from net investment income................     (0.05)           --
                                                           ---------           ------

Net asset value, end of period...........................   $ 10.87            $10.38
                                                           ---------           ------
                                                           ---------           ------

TOTAL RETURN+............................................      5.26%             3.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................      0.86%(3)          0.92%(2)

Net investment income....................................      0.42%(3)          2.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................   $ 3,611            $5,407

Portfolio turnover rate..................................        97%               19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE
FUND
"BEST IDEAS" PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND -- "BEST IDEAS" PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Competitive Edge Fund -- "Best Ideas" Portfolio (the "Portfolio") at May 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period February 25, 1998 (commencement of operations) through May 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and a broker, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JULY 6, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended May 31, 1999, 100% of the income paid to shareholders qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Mark Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND "BEST IDEAS" PORTFOLIO


[GRAPHIC]


ANNUAL REPORT
MAY 31, 1999